SHARE CAPITAL AND SHAREBASED PAYMENTS (Details) - Stock options [Member] - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Statement [Line Items]
Stock Options Outstanding, Beginning	2,839,000	3,483,000
Granted	2,390,000
Expired		(360,000)
Exercised	(48,000)	(264,000)
Cancelled / Forfeited		(20,000)
Stock Options Outstanding, Ending	5,181,000	2,839,000
Stock Options Exercisable	3,382,250
Outstanding And Exercisable Weighted Average Exercise Price, Beginning	$ 1.68	$ 1.77
Weighted Average Exercise Price, Granted	1.20
Weighted Average Exercise Price, Expired		2.95
Weighted Average Exercise Price, Exercised	0.79	1.16
Weighted Average Exercise Price, Cancelled / Forfeited		1.64
Outstanding And Exercisable Weighted Average Exercise Price, Ending	1.47	$ 1.68
Weighted Average Exercise Price, Stock Options Exercisable	$ 1.61